Income Taxes Expenses - Deferred tax liabilities and assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carry-forward	$ 18,196,880	$ 17,044,260	$ 18,939,915
Accrued expenses	3,833,970	2,496,850	3,128,537
Advertising fees	10,854,554	5,876,863	4,456,190
Deferred subsidies	70,193	71,705	7,425
Provision for doubtful accounts	515,870	214,327	216,415
Depreciation difference of property, plant and equipment	109,385
Impairment loss	82,505
Total deferred tax assets	33,663,357	25,704,005	26,748,482
Valuation allowance on deferred tax assets	$ (33,663,357)	$ (25,704,005)	$ (26,748,482)	$ (19,130,278)